Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2022 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (95.7%)
Argentina (0.1%)
Corporate Bonds (0.1%)
Banco Hipotecario SA,
BADLAR + 4.00%, 38.17%, 11/7/22 (a)(b)	ARS	25,000	$213
Tarjeta Naranja SA,
BADLAR + 3.50%, 37.73%, 4/11/22 (a)(b)		$1,717	72
			285
Brazil (7.4%)
Sovereign (7.4%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23 – 1/1/27	BRL	199,819	36,542

Chile (1.8%)
Sovereign (1.8%)
Bonos de la Tesoreria de la Republica en pesos,
2.30%, 10/1/28 (b)	CLP	3,010,000	3,058
2.80%, 10/1/33 (b)		1,820,000	1,717
4.50%, 3/1/26		3,250,000	3,893
			8,668
China (10.4%)
Sovereign (10.4%)
China Government Bond,
1.99%, 4/9/25	CNY	16,200	2,516
2.68%, 5/21/30		72,300	11,251
2.94%, 10/17/24		16,000	2,558
3.13%, 11/21/29		123,320	19,911
3.29%, 10/18/23		96,070	15,384
			51,620
Colombia (4.8%)
Corporate Bond (0.3%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (b)	COP	4,979,415	1,312

Sovereign (4.5%)
Colombia Government International Bond,
9.85%, 6/28/27		1,466,000	409
Colombian TES,
Series B
6.00%, 4/28/28		19,350,000	4,271
6.25%, 11/26/25		2,800,000	666
7.00%, 6/30/32		1,700,000	373
7.75%, 9/18/30		9,477,000	2,237
10.00%, 7/24/24		34,928,500	9,336
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (b)		21,492,000	5,318
			22,610
			23,922

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Czech Republic (2.5%)
Sovereign (2.5%)
Czech Republic Government Bond,
0.45%, 10/25/23	CZK	155,000	6,734
1.20%, 3/13/31		57,320	2,215
2.00%, 10/13/33		64,240	2,601
2.75%, 7/23/29		16,500	732
			12,282
Dominican Republic (0.9%)
Sovereign (0.9%)
Dominican Republic International Bond,
8.90%, 2/15/23 (b)	DOP	22,000	394
9.75%, 6/5/26 (b)		224,000	4,274
			4,668
Egypt (2.6%)
Sovereign (2.6%)
Egypt Government Bond,
13.77%, 1/5/24	EGP	163,200	10,384
14.06%, 1/12/26		37,100	2,344
14.29%, 1/5/28		3,382	214
			12,942
Hungary (2.7%)
Sovereign (2.7%)
Hungary Government Bond,
3.00%, 10/27/27 – 8/21/30	HUF	3,335,380	9,495
5.50%, 6/24/25		1,246,570	4,054
			13,549
India (4.2%)
Sovereign (4.2%)
India Government Bond,
8.40%, 7/28/24	INR	1,445,000	20,738

Indonesia (7.2%)
Sovereign (7.2%)
Indonesia Treasury Bond,
6.50%, 6/15/25 – 2/15/31	IDR	247,706,000	17,700
7.00%, 9/15/30		42,472,000	3,039
7.50%, 6/15/35		54,470,000	3,984
8.38%, 4/15/39		32,160,000	2,517
8.75%, 5/15/31		103,978,000	8,314
			35,554
Kazakhstan (0.5%)
Sovereign (0.5%)
Development Bank of Kazakhstan JSC,
10.95%, 5/6/26 (b)	KZT	996,000	2,284

Malaysia (7.0%)
Sovereign (7.0%)
Malaysia Government Bond,
2.63%, 4/15/31	MYR	19,139	4,195

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

3.76%, 5/22/40		17,000	3,804
3.90%, 11/30/26		13,600	3,338
3.96%, 9/15/25		10,498	2,583
4.18%, 7/15/24		51,713	12,735
4.23%, 6/30/31		31,667	7,828
			34,483
Mexico (9.4%)
Sovereign (9.4%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	177,456	8,578
7.75%, 5/29/31		523,557	25,494
8.50%, 5/31/29		96,015	4,891
10.00%, 12/5/24		147,864	7,617
			46,580
Peru (2.3%)
Sovereign (2.3%)
Peru Government Bond,
5.40%, 8/12/34	PEN	1,322	311
5.94%, 2/12/29		1,570	413
6.35%, 8/12/28		40,000	10,806
			11,530
Poland (6.9%)
Sovereign (6.9%)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	5,420	1,115
1.25%, 10/25/30		8,250	1,619
3.25%, 7/25/25		50,200	12,050
5.75%, 9/23/22		76,500	19,148
			33,932
Romania (2.1%)
Sovereign (2.1%)
Romania Government Bond,
4.75%, 2/24/25 – 10/11/34	RON	36,900	8,235
5.80%, 7/26/27		9,410	2,218
			10,453
Russia (6.4%)
Sovereign (6.4%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	834,102	9,439
7.00%, 8/16/23		215,087	2,685
7.70%, 3/23/33		655,600	7,600
8.15%, 2/3/27		961,800	11,877
			31,601
Serbia (0.2%)
Sovereign (0.2%)
Serbia Treasury Bonds,
4.50%, 1/11/26 – 8/20/32	RSD	118,500	1,196

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

South Africa (7.3%)
Sovereign (7.3%)
Republic of South Africa Government Bond,
8.75%, 1/31/44	ZAR	469,728	25,740
9.00%, 1/31/40		181,030	10,287
			36,027
Thailand (6.6%)
Sovereign (6.6%)
Thailand Government Bond,
1.60%, 12/17/29	THB	305,000	8,947
2.13%, 12/17/26		73,560	2,288
2.40%, 12/17/23		250,000	7,752
3.63%, 6/16/23		233,000	7,288
3.65%, 6/20/31		38,000	1,288
3.85%, 12/12/25		116,460	3,854
4.88%, 6/22/29		28,500	1,031
			32,448
Turkey (0.9%)
Sovereign (0.9%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	19,550	1,297
10.40%, 3/20/24		5,800	356
10.70%, 8/17/22		3,285	240
11.00%, 3/2/22 – 2/24/27		50,996	2,691
			4,584
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
8.50%, 3/15/28 (b)	UYU	69,890	1,573
9.88%, 6/20/22 (b)		63,800	1,461
9.88%, 6/20/22		17,260	395
			3,429
Zambia (0.8%)
Sovereign (0.8%)
Zambia Government Bond,
11.00%, 1/25/26	ZMW	42,090	1,750
13.00%, 1/25/31 – 12/27/31		73,130	2,453
			4,203
TOTAL FIXED INCOME SECURITIES (Cost $555,243)			473,520

SHORT-TERM INVESTMENTS (4.3%)
U.S. Treasury Security (1.7%)
U.S. Treasury Bill,
0.06%, 7/14/22 (Cost $8,554) (c)		$8,556	8,540

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Shares
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $7,500)	7,500,249	7,500

	Face Amount (000)
Sovereign (1.1%)
Egypt (1.1%)
Egypt Treasury Bill,
Zero Coupon, 9/13/22 (Cost $5,231)	EGP	88,400	5,245
TOTAL SHORT-TERM INVESTMENTS (Cost $21,285)			21,285
TOTAL INVESTMENTS (100.0%) (Cost $576,528) (e)(f)(g)			494,805
LIABILITIES IN EXCESS OF OTHER ASSETS			(82,401)
NET ASSETS			$412,404

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Floating or variable rate securities: The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Rate shown is the yield to maturity at January 31, 2022.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(e)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2022, the Fund did not engage in any cross-trade transactions.
(g)	At January 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,038,000 and the aggregate gross unrealized depreciation is approximately $89,120,000, resulting in net unrealized depreciation of approximately $81,082,000.
BADLAR	Buenos Aires Deposits of Large Amount Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group		$1,018	CNH	6,530	2/18/22	$6
Bank of America NA	EUR	5,500		$6,225	2/18/22	44
Bank of America NA		$499	HUF	163,605	2/18/22	18
BNP Paribas SA	EUR	5,500		$6,212	2/18/22	31
BNP Paribas SA	IDR	9,900,000		$684	2/18/22	(4)
BNP Paribas SA		$6,603	CZK	147,290	2/18/22	185
BNP Paribas SA		$2,022	CZK	46,100	2/18/22	103
BNP Paribas SA		$33,712	MXN	725,000	2/18/22	1,344
BNP Paribas SA		$1,772	PLN	7,430	2/18/22	47
Citibank NA	THB	140,000		$4,182	2/18/22	(22)
Citibank NA		$3,888	HUF	1,257,700	2/18/22	81
Goldman Sachs International		$4,064	PLN	16,500	2/18/22	(25)
Goldman Sachs International		$1,657	RON	7,300	2/18/22	—@
HSBC Bank PLC	PLN	34,000		$8,219	2/18/22	(104)
HSBC Bank PLC		$499	HUF	163,605	2/18/22	17
HSBC Bank PLC		$1,777	PLN	7,430	2/18/22	42
HSBC Bank PLC	ZAR	33,136		$2,013	2/18/22	(138)
HSBC Bank PLC	ZAR	33,132		$2,022	2/18/22	(129)
HSBC Bank PLC	ZAR	40,112		$2,482	2/18/22	(122)
JPMorgan Chase Bank NA	MXN	637,600		$30,319	2/18/22	(511)
JPMorgan Chase Bank NA		$1,990	ZAR	31,180	2/18/22	34
Royal Bank of Canada		$2,021	CZK	46,100	2/18/22	103
State Street Bank and Trust Co.	COP	31,700,000		$8,080	2/18/22	66
State Street Bank and Trust Co.	MYR	10,400		$2,445	2/18/22	(38)
State Street Bank and Trust Co.		$2,804	MYR	11,700	2/18/22	(11)
UBS AG	INR	1,610,000		$21,435	2/18/22	(104)
UBS AG	MXN	50,000		$2,348	2/18/22	(70)
UBS AG	PEN	10,000		$2,483	2/18/22	(111)
UBS AG		$693	IDR	9,900,000	2/18/22	(5)
Westpac Banking Corp.		$4,741	THB	155,000	2/18/22	(86)
						$641

@	Value is less than $500.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RSD	—	Serbian Dinar
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguay Peso
ZAR	—	South African Rand
ZMW	—	Zambian Kwacha

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	96.4%
Other*	3.6
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $641,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ January 31, 2022 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$1,597	$—	$1,597
Sovereign	—	471,923	—	471,923
Total Fixed Income Securities	—	473,520	—	473,520
Short-Term Investments
Investment Company	7,500	—	—	7,500
Sovereign	—	5,245	—	5,245
U.S. Treasury Security	—	8,540	—	8,540
Total Short-Term Investments	7,500	13,785	—	21,285
Foreign Currency Forward Exchange Contracts	—	2,121	—	2,121
Total Assets	7,500	489,426	—	496,926
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,480)	—	(1,480)
Total	$7,500	$487,946	$—	$495,446

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.